Restricted share units (Details Narrative)						12 Months Ended				14 Months Ended
	Aug. 13, 2020 shares $ / shares	Aug. 13, 2020 USD ($) $ / shares	Aug. 13, 2020 CAD ($)	May 08, 2020 shares	Apr. 02, 2020 shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2021 CAD ($) shares	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 $ / shares	Nov. 30, 2020 USD ($)	Aug. 31, 2020 $ / shares shares	Aug. 13, 2020 $ / shares	Apr. 30, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Fair value of RSU's price per share | $ / shares											$ 8.96
Fair value of acquisition | $															$ 1,200,000
Number of common stock issued															966,667
Share-based compensation expense | $						$ 3,702,705		$ 1,409,569
Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value of acquisition | $												$ 20,000,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						353,467	353,467	379,001	379,001
Fair value of RSU's price per share | (per share)	$ 6.34	$ 6.34						$ 6.01					$ 8.55	$ 8.40
Fair value on date of grant		$ 2,232,997	$ 2,959,614					$ 159,895	$ 228,000	$ 3,547,104
Outstanding RSU's, Issued on acquisition of SideQik						23,939	23,939
Fair value of acquisition | $						$ 245,000
Outstanding RSU's, Granted				50,037				50,037	50,037
Number of common stock issued								26,666					26,666
Share-based compensation expense | $						$ 3,037,366		$ 479,663
Restricted stock units [member] | Serverance compensation [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						377,406	377,406
Fair value on date of grant						$ 550,896	$ 713,874
Restricted stock units [member] | Former officer [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						75,944	75,944
Restricted stock units [member] | Directors and officers [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted	352,335				26,666
Restricted stock units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares						1,548,174	1,548,174
Fair value of RSU's price per share | $ / shares											14.61
Restricted stock units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value of RSU's price per share | $ / shares											$ 7.94